May 01, 2021
LVIP Delaware Limited-Term Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund(Standard and Service Class)Summary
Investment Objective
The investment objective of the LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is to seek maximum total return, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the two-year contractual period and the total operating expenses without expense reimbursement for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities, including, but not limited to, fixed income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations (80% policy). Investment grade fixed income securities are securities rated BBB- or higher by Standard & Poor’s Financial Services LLC (S&P) and Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or those that are deemed to be of comparable quality. The Fund will maintain an average effective duration from one to three years. The Fund’s sub-adviser, Delaware Investments Fund Advisers (the “Sub-Adviser”), a series of Macquarie Investment Management Business Trust, will determine how much of the Fund’s assets to allocate among the different types of fixed income securities in which the Fund may invest based on the Sub-Adviser’s evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from various sectors of the fixed income market.The corporate debt obligations in which the Fund may invest include bonds, notes, debentures, and commercial paper of U.S. companies and, subject to the limitations described below, non-U.S. companies. The Fund may also invest in a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government, and, subject to the limitations described below, securities issued by foreign governments.Additionally, the Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, government-sponsored corporations, and mortgage-backed securities issued by certain private, nongovernment entities. The Fund may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle and other loans, wholesale dealer floor plans, and leases.The Fund may invest up to 20% of its net assets in below-investment-grade securities (also known as “high yield” or “junk” bonds).The Fund may also invest up to 20% of its net assets in foreign securities, including up to 10% of its net assets in securities of issuers located in emerging markets. The Fund’s total non-U.S. dollar currency will be limited, in the aggregate, to no more than 10% of its net assets.The Fund may use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, forward foreign currency contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to manage credit exposure, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective and will limit its investments in derivatives instruments to 20% of its net assets.In addition, the Sub-Adviser may seek investment advice and recommendations from its affiliates, Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Global Limited (“MIMGL”) (together, the “Affiliated Sub-Sub-Advisers”), under sub-sub-advisory agreements in order to draw on their asset management capabilities and regional perspective. The Sub-Adviser may also permit these Affiliated Sub-Sub-Advisers to execute Fund security trades on behalf of the Sub-Adviser and exercise investment discretion for securities in certain markets where the Sub-Adviser believes it will be beneficial to utilize an Affiliated Sub-Sub-Adviser’s specialized market knowledge.The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund.The following risks reflect the principal risks of the Fund.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.•Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.•Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.•Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may involve costs and risks that are different from, or possibly greater than, the costs and risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile, may correlate imperfectly with price of the applicable underlying asset, reference rate or index and may move in unexpected ways, especially in unusual market conditions, such as markets with high volatility or large market declines. Some derivatives are particularly sensitive to changes in interest rates. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that involve a small initial investment relative to the risk assumed may be considered to be “leveraged,” which can magnify or otherwise increase investment losses.•Counterparty Risk. Counterparty risk is the risk that if a fund enters into a derivatives contract (such as a futures, options, or swap contract) or a repurchase agreement, the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.•Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.•Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.•High Yield Loan Risk. Bank loans (e.g., loan assignments and participations), like other high yield corporate debt obligations, have a higher risk of default than traditional bonds and may be less liquid and/or become illiquid.•LIBOR Risk. Certain of the Fund’s investments and payment obligations may be based on floating interest rates, such as the London Interbank Offered Rate (“LIBOR”). In 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement reference rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund may invest cannot yet be determined.•Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.•Valuation Risk. The risk that a less than liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.•Short Sale Risk. Short sale strategies entail certain unique risks. Short sales involve the risk of loss by buying a security at a higher price than the price at which the Fund previously sold the security short. Because a loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. The Fund’s securities held long may decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.•Leverage Risk. Investment in certain derivatives, including certain futures contracts, may have the economic effect of creating financial leverage by creating additional investment exposure, as well as the potential for greater loss. Losses on derivatives may exceed the amount invested.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.
Fund Performance
The Fund has adopted the historical performance of the Delaware VIP® Limited-Term Diversified Income Series, a former series of Delaware VIP® Trust, (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on May 1, 2021. The Fund commenced offering Standard Class shares and Service Class shares on May 1, 2021. Therefore, pre-inception historical performance of Standard Class shares and Service Class shares is based on the previous performance of the Predecessor Fund’s Standard Class shares and Service Class shares. The returns presented for periods prior to May 1, 2021 reflect the performance of the Predecessor Fund. The Fund and the Predecessor Fund have substantially similar investment goals and strategies.The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund’s Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund’s Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows historical performance of the Predecessor Fund’s Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Standard Class shares of the Predecessor Fund commenced operations on July 28, 1988, the Service Class shares of the Predecessor Fund commenced operations on May 1, 2000, and the Since Inception returns in the table below are based on these dates. Historical performance figures for periods prior to May 1, 2021 have not been adjusted to reflect fees and expenses of Standard Class shares and Service Class shares of the Fund, respectively.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)
Highest Quarterly ReturnQ2 20203.32%Lowest Quarterly ReturnQ2 2013(1.75%)
Average Annual Total Returns for periods ended 12/31/20
*Index Returns are based on July 28, 1988 inception date of the Predecessor Fund.